Condensed Parent Company Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Loss for the period	kr (192,429)	kr (164,157)	kr (399,477)	kr (297,030)	kr (509,537)
Other comprehensive income/(loss)	32,445	(3,888)	32,539	3,805	(18,118)
Total comprehensive income/(loss) for the period	(159,984)	(168,046)	(366,938)	(293,225)	(527,655)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Loss for the period	(142,913)	(129,415)	(248,842)	(242,229)	(354,405)
Total comprehensive income/(loss) for the period	kr (142,913)	kr (129,415)	kr (248,842)	kr (242,229)	kr (354,405)